Summary of Significant Accounting Policies (Details Narrative)				1 Months Ended		3 Months Ended			9 Months Ended			12 Months Ended
	Nov. 14, 2024 shares	May 01, 2024	Apr. 28, 2023 USD ($)	Nov. 30, 2024 USD ($)	May 30, 2024	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2025 USD ($) Integer $ / shares	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares	Dec. 31, 2024 USD ($) Segment $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Jun. 30, 2025 $ / shares	Aug. 17, 2023 $ / shares	Dec. 29, 2022 $ / shares	Nov. 01, 2022	Oct. 25, 2022 $ / shares
Number of operating segments									1			1
Number of reportable segments									1			1
Basis for attributing revenues from external customers to individual countries.												All of the Company’s tangible assets are held in the United States
Cash equivalents												$ 0	$ 0
Restricted cash						$ 60,000			$ 60,000			60,000
Interest expense						100,000			100,000
Accrued interest						0			0			100,000
Expected percentage of reduction of workforce		67.00%			67.00%
Restructuring activities							450,000			450,000		$ 450,000
Par value of common shares issued | $ / shares						$ 0.0001			$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Peak Bio, Inc. [Member]
Restricted cash							$ 60,000	$ 60,000		$ 60,000	$ 60,000		$ 60,000	$ 239,699
Principal amount			$ 448,940
Share price | $ / shares								$ 0.01			$ 0.01						$ 10.115		$ 13.05
Par value of common shares issued | $ / shares							$ 0.0001			$ 0.0001			$ 0.0001	$ 0.0001
Common stock convertible exchange ratio													2.0719					2.0719
Restricted bank account collateral for credit card							$ 60,000			$ 60,000			$ 60,000	$ 60,000
Restricted cash collateral for secured letter of credit														177,000
Federal depository insurance coverage													250,000
Impairment loss on operating lease right-of-use asset											$ 3,513,999		3,513,999
Peak Bio, Inc. [Member] | Us Army Medica Research Acquisition Activity [Member]
Grant revenue													$ 400,000	$ 600,000
pH Pharma Inc [Member] | Peak Bio, Inc. [Member]
Ownership percentage in subsidiary													100.00%
American Depositary Shares [Member]
Aggregate ADSs shares issued | shares	12,613,942
American Depositary Shares [Member] | Peak Bio [Member]
Aggregate ADSs shares issued | shares	12,613,942
Series A Warrants [Member] | American Depositary Shares [Member] | Registered Direct Offering [Member]
Aggregate ADSs shares issued | shares												755,000
Share price | $ / shares												$ 17.00
Series B Warrants [Member] | American Depositary Shares [Member] | Registered Direct Offering [Member]
Aggregate ADSs shares issued | shares												755,000
Share price | $ / shares												$ 17.00
November 2022 Peak Bio Warrants [Member] | American Depositary Shares [Member] | Peak Bio [Member]
Aggregate ADSs shares issued | shares	1,577,556											1,577,566
Share price | $ / shares												$ 39.18
April 2023 Peak Bio Warrants [Member] | American Depositary Shares [Member] | Peak Bio [Member]
Aggregate ADSs shares issued | shares	1,187,013											1,187,013
Share price | $ / shares												$ 2.04
Convertible Debt [Member]
Interest expense												$ 100,000
Accrued interest						$ 0			$ 0			300,000
Convertible Debt [Member] | Maximum [Member]
Interest expense												100,000
Accrued interest												$ 100,000
April 2023 Convertible Notes [Member]
Principal amount				$ 700,000
Patents [Member]
Finite-Lived intangible assets, remaining amortization period												22 years
Amortization of intangible assets												$ 100,000	$ 100,000
Peak Bio [Member]
Period of recording adjustments												1 year